Commitments And Contingent Liabilities (Schedule Of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
2013	$ 4,020
2014	2,269
2015	866
2016	219
Total payments	7,374
Imputed interest	(351)
Present value of future payments	$ 7,023